Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets [Line Items]
Opening balance	$ 157,572	$ 154,284
Total	147,997	157,572
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets [Line Items]
Opening balance	157,572	154,284
Total	147,997	157,572
Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets [Line Items]
Opening balance
Total
Gross balance [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets [Line Items]
Total	197,573	182,910
Gross balance [Member] | Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets [Line Items]
Total	197,573	182,910
Gross balance [Member] | Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets [Line Items]
Total
Accumulated depreciation [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets [Line Items]
Total	(49,576)	(25,338)
Accumulated depreciation [Member] | Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets [Line Items]
Total	(49,576)	(25,338)
Accumulated depreciation [Member] | Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of composition of the right of use assets [Line Items]
Total